Other Payables and Accruals (Tables)	6 Months Ended
Dec. 31, 2025
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	December 31, 2025	June 30, 2025
	RM	RM

Accruals	761,562	533,170
	761,562	533,170